Deposits (Tables)	12 Months Ended
Oct. 31, 2021
Disclosure Of Deposits [Line Items]
Summary of Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice	Payable on a fixed date (3)	2021	2020
Deposits by:
Banks (1)	5,009	1,887	733	18,982	26,611	38,825
Business and government	50,779	54,740	148,682	188,047	442,248	400,679
Individuals	4,895	36,679	119,425	55,773	216,772	219,530
Total (2) (4)	60,683	93,306	268,840	262,802	685,631	659,034
Booked in:
Canada	51,465	83,952	129,370	162,529	427,316	407,926
United States	8,929	9,284	138,267	76,350	232,830	220,292
Other countries	289	70	1,203	23,923	25,485	30,816
Total	60,683	93,306	268,840	262,802	685,631	659,034

(1)	Includes regulated and central banks.
(2)	Includes structured notes and metal deposits designated at FVTPL.
(3)
Includes $35,959 million of senior unsecured debt as at October 31, 2021 subject to the Bank Recapitalization
(Bail-In)
regime ($25,651 million as at October 31, 2020). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(4)
Included in deposits as at October 31, 2021 and 2020 are $342,967 million and $322,951 million, respectively, of deposits denominated in U.S. dollars, and $29,937 million and $32,254 million, respectively, of deposits denominated in other foreign currencies.

Summary of Maturity Schedule For Deposits Payable On A Fixed Date
The following table presents the maturity schedule for deposits payable on a fixed date:

(Canadian $ in millions)	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Total
As at October 31, 2021	163,370	33,778	24,826	8,908	11,995	19,925	262,802
As at October 31, 2020	192,617	27,855	30,053	18,260	9,683	13,164	291,632
We have unencumbered liquid assets of $317,251
 million to support these and other deposit liabilities ($306,120 million as at October 31, 2020).

Summary of Deposits Payable On a Fixed Date
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at October 31, 2021	140,002	72,399	23,921	236,322
As at October 31, 2020	158,475	72,186	27,799	258,460

Summary of Maturity Schedule for Deposits Greater Than One Hundred Thousand Dollars Booked In Canada
The following table presents the maturity schedule for deposits payable on a fixed date and greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at October 31, 2021	20,626	12,761	20,933	85,682	140,002
As at October 31, 2020	18,081	29,679	28,109	82,606	158,475

Summary of fair value and changes in fair value of structured note liabilities
The following table presents fair value and changes in fair value of structured note liabilities:

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Change in fair value recorded in the Consolidated Statement of Income (1)	Change in fair value due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value due to own credit risk recorded in AOCI (before tax)
As at October 31, 2021	22,665	22,448	(1,310)	(240)	(408)
As at October 31, 2020	18,073	19,175	1,319	(26)	(168)

(1)	Change in fair value may be offset by related change in fair value on hedge contracts.